Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-3132734
Entity Registrant Name	TERNIUM S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	26, Boulevard Royal– 4th floor
Entity Address, Postal Zip Code	-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding	2,004,743,442
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001342874
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TX
Security Exchange Name	NYSE
Ordinary Shares, par value $1.00 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Trading Symbol	TX
Security Exchange Name	NYSE
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	26, Boulevard Royal– 4th floor
Entity Address, Postal Zip Code	-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Contact Personnel Name	Alejandra Hryszkiewicz
City Area Code	352
Local Phone Number	26 68 31 52
Contact Personnel Fax Number	352 26 53 83 49
Contact Personnel Email Address	luxembourg@ternium.com